Document And Entity Information	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	Hexcel Corporation
Entity Central Index Key	0000717605
Entity Emerging Growth Company	false
Entity File Number	1-8472
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-1109521
Entity Address, Address Line One	Two Stamford Plaza
Entity Address, Address Line Two	281 Tresser Boulevard
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901-3238
City Area Code	(203)
Local Phone Number	969-0666
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	HXL
Security Exchange Name	NYSE